Interests in Other Entities - Additional Information (Detail) S/ in Thousands, $ in Thousands			12 Months Ended
	Nov. 17, 2015 PEN (S/)	Nov. 17, 2015 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure of subsidiaries [line items]
Trade accounts receivables			S/ 1,031,270	S/ 992,724
Ministry Of Energy And Mining [Member]
Disclosure of subsidiaries [line items]
Trade accounts receivables			17,300
Cam Brasil Multiservicos S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of shares sold by Cam Holding S.p.A.	100.00%
Proceeds from shares sold sold by Cam Holding S.p.A. | $		$ 300
Loss from shares sold by Cam Holding S.p.A.	S/ (8,300)
Cash balance	S/ 980
TGNCA [member]
Disclosure of subsidiaries [line items]
Recognized impairment loss of receivables			S/ 6,300